Government Grants (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Government Grants (Details) [Line Items]
Percentage of wages	40.00%	40.00%
Actual wages paid	$ 7,200	$ 10,000
Percentage of out-of-pocket expenses	90.00%	90.00%
Government grants in aggregate amount	$ 50,537		$ 159,000	$ 59,000
Minimum [Member]
Government Grants (Details) [Line Items]
Percentage of salary	15.00%	15.00%
Maximum [Member]
Government Grants (Details) [Line Items]
Percentage of salary	50.00%	50.00%
Wage Credit Scheme [Member]
Government Grants (Details) [Line Items]
Actual wages paid	$ 3,000	$ 0
Jobs Support Scheme [Member]
Government Grants (Details) [Line Items]
Actual wages paid	$ 3,300	$ 4,600
Jobs Support Scheme [Member] | Minimum [Member]
Government Grants (Details) [Line Items]
Percentage of wages	10.00%	10.00%
Jobs Support Scheme [Member] | Maximum [Member]
Government Grants (Details) [Line Items]
Percentage of wages	60.00%	60.00%